PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2021
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

30.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2020	2021
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	5,557	4,891
The Company - unfunded	30a.i.b	962	613
Telkomsel	30a.ii	3,852	4,188
Others		1	3
Projected pension benefit obligations		10,372	9,695
Net periodic post-employment health care benefit	30b	1,407	638
Other post-employment benefit	30c	367	300
Long service employee benefit	30d	53	4
Obligation under the Labor Law	30e	777	926
Total		12,976	11,563

The details of net pension benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2019	2020	2021
Pension benefit cost
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	362	545	732
Additional pension benefit obligation	30a.i.a.ii	1	0	0
The Company - unfunded	30a.i.b	163	117	74
Telkomsel	30a.ii	314	142	331
Others		0	0	0
Total periodic pension benefit cost	26	840	804	1,137
Net periodic post-employment health care benefit cost	26,30b	167	253	263
Other post-employment benefit cost	26,30c	33	81	23
Long service employee benefit cost	26,30d	—	53	3
Obligation under the Labor Law	26,30e	136	258	254
Total		1,176	1,449	1,680

The amounts recognized in OCI are as follows:

	Notes	2019	2020	2021
Defined benefit plan actuarial gain (losses)
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	(1,116)	(2,942)	1,123
Additional pension benefit obligation	30a.i.a.ii	7	0	0
The Company - unfunded	30a.i.b	(94)	89	82
Telkomsel	30a.ii	(561)	(1,554)	(110)
Others		0	0	(3)
Post-employment health care benefit cost	30b	(634)	(158)	1,032
Other post-employment benefit	30c	(15)	(15)	2
Obligation under the Labor Law	30e	(107)	125	42
Sub-total		(2,520)	(4,455)	2,168
Deferred tax effect at the applicable tax rates	29h	411	859	(213)
Defined benefit plan acturial gain (losses) - net of tax		(2,109)	(3,596)	1,955

a.    Pension benefit cost

i.    The Company

(a)    Funded pension plan

(i)     Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). Pension Fund Management in accordance with the Pension Fund and Investment Directives Regulations determined by the Founder is carried out by the Board of Management. The Board of Management is monitored by the Oversight Board consisting of representatives of the Company and participants.

The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company made contributions to the pension fund amounted to Rp205 billion and Rp226 billion, for the years ended December 31, 2020 and 2021, respectively.

Risks exposed to defined benefit programs are risks such as asset volatility and changes in bond yields. The project liabilities are calculated using a discount rate that refers to the level of government bond yields, if the return on program assets is lower, it will result in a program deficit. A decrease in the yield of government bonds will increase the program liabilities, although this will be offset in part by an increase in the value of the program bonds held. The Company ensures that the investment position is set within the framework of asset-liability matching ("ALM") that has been formed to achieve long-term results that are in line with the liabilities in the defined benefit pension plan. Within the ALM framework, the Company's objective is to adjust its pension assets and liabilities by investing in a well diversified portfolio to produce an optimal rate of return, taking into account the level of risk. Investment in the program has been well diversified, so that one investment's poor performance will not have a material impact on all asset groups.

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2020 and 2021, under the defined benefit pension plan:

	2020	2021
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	22,061	25,103
Charged to profit or loss:
Service costs	260	269
Interest costs	1,544	1,577
Pension plan participants’ contributions	27	21
Actuarial losses recognized in OCI	2,741	(1,462)
Pension benefits paid	(1,530)	(1,670)
Additional welfare benefits	80	80
Benefits paid by employer	(80)	(80)
Projected pension benefit obligations at end of year	25,103	23,838

Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	19,723	19,546
Interest income	1,383	1,223
Return on plan assets (excluding amount included in net interest expense)	(201)	(339)
Employer's contributions	205	226
Pension plan participants’ contributions	27	21
Pension benefits paid	(1,530)	(1,670)
Plan administration cost	(61)	(60)
Fair value of pension plan assets at end of year	19,546	18,947
Projected pension benefit obligations at end of year	5,557	4,891

As of December 31, 2020 and 2021, plan assets consist of:

	2020		2021
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	426	—	762	—
Equity instruments:
Financials	1,555	—	1,571	—
Consumer non-cyclicals	814	—	558	—
Basic material	307	—	300	—
Infrastructures	646	—	838	—
Energy	145	—	118	—
Technology	—	—	43	—
Industrials	462	—	421	—
Consumer cyclicals	120	—	112	—
Properties and real estate	122	—	143	—
Healthcare	194	—	202	—
Transportation and logistic	2	—	16	—
Equity-based mutual fund	678	—	321	—
Fixed income instruments:
Corporate bonds	—	6,208	—	4,558
Government bonds	6,821	—	7,736	—
Mutual funds	181	—	161	—
Non-public equity:
Direct placement	—	342	—	355
Property	—	185	—	186
Others	—	338	—	545
Total	12,473	7,073	13,302	5,644

*Since January 25, 2021, the Jakarta Stock Industrial Classification (JASICA) has been officially replaced by the IDX Industrial Classification (IDX - IC)

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp338 billion and Rp409 billion, representing 1.73% and 2.16% of total plan assets as of December 31, 2020 and 2021, respectively, and bonds issued by the Company with fair value totalling Rp352 billion and Rp356 billion, representing 1.80% and 1.88% of total plan assets as of December 31, 2020 and 2021, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp1,121 billion and Rp822 billion for the years ended December 31, 2020 and 2021, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2021, Dapen's FSR is below 105%. Therefore, the Company will contribute to the defined benefit pension plan in 2021.

In 2020 and 2021, the Company provided employee welfare benefit to pensioners and pension beneficiaries who entered their retirement period before June 30, 2002 amounting to Rp80 billion.

The movement of the projected pension benefit obligations for the years ended December 31, 2020 and 2021 are as follow:

	2020	2021
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	2,338	5,557
Net periodic pension benefit cost	562	763
Employer's contribution	(205)	(226)
Actuarial (gain) losses recognized in OCI	2,741	(1,462)
Return on plan assets (excluding amount included in net interest expense)	201	339
Benefits paid by employer	(80)	(80)
Projected pension benefit obligations at end of year	5,557	4,891

The components of net periodic pension benefit cost for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
Service costs	259	260	269
Plan administration cost	63	61	60
Net interest cost	76	161	354
Additional welfare benefits	—	80	80
Net periodic pension benefit cost	398	562	763
Amount charged to subsidiaries under contractual agreements	(36)	(17)	(31)
Net periodic pension benefit cost less cost charged to subsidiaries	362	545	732

Amounts recognized in OCI for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(677)	356	(340)
Changes in financial assumptions	1,952	2,190	(1,122)
Changes in demographic assumptions	239	195	—
Return on plan assets (excluding amount included in net interest expense)	(398)	201	339
Net	1,116	2,942	(1,123)

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2019, 2020 and 2021, with reports dated April 20, 2020, April 8, 2021, and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with Willis Towers Watson (“WTW”) (formerly Towers Watson). The principal actuarial assumptions used by the independent actuary as of December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
Discount rate	7.25%	6.50%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2019	2019

(ii)    Additional pension benefit obligation

Based on the Company’s policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company established additional benefit fund at maximum 10% of surplus of defined benefit plan, when FSR is above 105% and return on investment is above actuarial discount rate of pension fund.

Program assets for Additional Benefits have been set aside since 2018 according to the Oversight Board’s approval. As of December 31, 2021, the additional benefits liabilities have been fully paid to the pension beneficiaries and no additional obligation was set aside due to the requirement for recognition of the additional benefits as mentioned above have not been met.

(b)    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees.

The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp41 billion and Rp44 billion for the years ended December 31, 2020 and 2021, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since April 1, 2012, the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The following table presents the changes in the unfunded projected pension benefit obligations for MPS and MPP for the years ended December 31, 2020 and 2021:

	2020	2021
Unfunded projected pension benefit obligations at beginning of year	1,479	962
Charged to profit or loss:
Service costs	28	25
Net Interest costs	89	49
Actuarial (gain) losses recognized in OCI	(89)	(82)
Benefits paid by employer	(545)	(341)
Unfunded projected pension benefit obligations at end of year	962	613

The components of total periodic pension benefit cost for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
Service costs	29	28	25
Net interest costs	134	89	49
Total periodic pension benefit cost	163	117	74

Amounts recognized in OCI for the years ended December 31, 2019, 2020, and 2021 are as follow:

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	12	(32)	(68)
Changes in demographic assumptions	37	(99)	—
Changes in financial assumptions	45	42	(14)
Net	94	(89)	(82)

The actuarial valuation for the defined benefit pension plan was performed, based on the measurement date as of December 31, 2019, 2020, and 2021 with reports dated April 20, 2020, April 8, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with WTW.

The principal actuarial assumptions used by the independent actuary for the years ended December 31, 2019, 2020 and 2021 are as follow:

	2019	2020	2021
Discount rate	6.50% - 7.25%	5.25% - 6.50%	5.75% - 7.00%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2019	2019

ii.    Telkomsel

Telkomsel provides a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits determined based on their latest basic salary or take-home pay (exclusive of functional allowances) and number of service years. The plan is managed by PT Asuransi Jiwasraya (“Jiwasraya”), a state-owned life insurance company, through an annuity insurance contract. Until 2004, employees contributed 5% of their monthly salaries to the plan, while Telkomsel contributed the remaining part required under the plan. Beginning in 2005, Telkomsel has been taking the responsibility for the full amount of the contributions.

In 2020, due to financial condition of Jiwasraya that impacted its ability to fulfill its liabilities to Telkomsel, Jiwasraya proposed to restructure Telkomsel’s pension plan program by transferring  95% of the Cash Value (“CV”) to the new financial institution (IFG Life) established by the government.

This led Telkomsel to change the recognition of plan assets, which previously equal to a guaranteed amount to only 95% of the CV, hence the difference was not recovered and led to a decline in plan asset in December 31, 2020.

On April 23, 2021, Telkomsel and Jiwasraya agreed to terminate the insurance program contract (as mentioned above) and entered into restructuring agreement. The agreement replaced the benefit plan from annuities to lumpsum benefit. Based on this agreement, both parties agreed to determine the CV at the termination date which divided into CV for active participant and passive participant amounting to Rp857 billion and Rp73 billion, respectively. There was a 5% haircut from CV for active participant, hence the 95% of Rp857 billion (or equal to Rp814 billion) plus Rp73 billion will be the amount that subsequently taken over by IFG Life when the agreement with IFG Life become effective and accordingly, the restructuring agreement will be terminated. On December 31, 2021, the CV of active participant amounting to Rp832 billion.

The following table presents the changes in projected pension benefit obligation, changes in pension benefit plan assets, funded status of the pension plan and net amount recognized in the consolidated statements of financial position for the years ended December 31, 2020 and 2021, under Telkomsel’s defined benefit pension plan:

	2020	2021
Changes in projected pension benefit obligations
Projected pension benefit obligation at beginning of year	3,738	4,651
Charged to profit or loss:
Service costs	245	310
Net interest costs	278	299
Actuarial losses recognized in OCI	1,585	91
Benefit paid	(50)	(105)
Past service cost - plan amendments	(1,145)	(440)
Past service cost - curtailment effect	—	214
Projected pension benefit obligation at end of year	4,651	5,020

Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	1,529	799
Interest income	104	52
Return on plan assets (excluding amount included in net interest expense)	31	(19)
Employer’s contributions	53	—
Benefit paid	(50)	—
Settlement loss	(868)	—
Fair value of pension plan assets at end of year	799	832
Pension benefit obligation at end of year	3,852	4,188

Movements of the pension benefit obligation during the years ended December 31, 2020 and 2021:

	2020	2021
Pension benefit obligation at beginning of year	2,209	3,852
Periodic pension benefit cost	142	331
Actuarial losses recognized in OCI	1,585	91
Return on plan assets (excluding amount included in net interest expense)	(31)	19
Employer’s contributions	(53)	—
Benefit paid	—	(105)
Pension benefit obligation at end of year	3,852	4,188

The components of the periodic pension benefit cost for the years ended December 31, 2019, 2020 and 2021 are as follow:

	2019	2020	2021
Service costs	187	(33)	84
Net interest costs	127	175	247
Total periodic pension benefit cost	314	142	331

Amounts recognized in OCI for the years ended December 31, 2019, 2020, and 2021 are as follow:

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	115	190	324
Changes in financial assumptions	499	1,082	(233)
Changes in demographic assumptions	—	313	—
Return on plan assets (excluding amount included in net interest expense)	(53)	(31)	19
Net	561	1,554	110

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2019, 2020 and 2021 with reports dated, February 28, 2020, March 3, 2021 and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2019, 2020 and 2021, are as follows:

	2019	2020	2021
Discount rate	7.50%	6.50%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2019	2019

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all of its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes Telkom”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes Telkom for the years ended December 31, 2020 and 2021.

The following table presents the changes in projected post-employment health care benefit obligation, changes in post-employment health care benefit plan assets, funded status of the post-employment health care benefit plan and net amount recognized in the Company’s consolidated statements of financial position as of December 31, 2020 and 2021:

	2020	2021
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	13,823	14,443
Charged to profit or loss:
Interest costs	1,083	955
Actuarial (gain) losses recognized in OCI	96	(1,394)
Post-employment health care benefits paid	(559)	(588)
Projected post-employment health care benefit obligation at end of year	14,443	13,416

Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	12,827	13,036
Interest income	1,004	860
Return on plan assets (excluding amount included in net interest expense)	(62)	(362)
Post-employment health care benefits paid	(559)	(588)
Plan administration cost	(174)	(168)
Fair value of plan assets at end of year	13,036	12,778
Projected for post-employment health care benefit obligation at end of year	1,407	638

As of December 31, 2020 and 2021, plan assets consist of:

	2020		2021
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	745	—	527	—
Equity instruments:
Financials	1,191	—	1,254	—
Consumer non-cyclicals	113	—	100	—
Basic material	212	—	256	—
Infrastructures	458	—	574	—
Energy	110	—	171	—
Technology	—	—	24	—
Industrials	299	—	274	—
Consumer cyclicals	522	—	483	—
Properties and real estate	83	—	93	—
Healthcare	222	—	232	—
Transportation and logistic	1	—	5	—
Equity-based mutual funds	519	—	569	—
Fixed income instruments:
Fixed income mutual funds	8,239	—	7,858	—
Unlisted shares:
Private placement	—	322	—	358
Total	12,714	322	12,420	358

*Since January 25, 2021, the Jakarta Stock Industrial Classification (JASICA) has been officially replaced by the IDX Industrial Classification (IDX - IC)

Yakes Telkom plan assets also include Series B shares issued by the Company with fair value totalling Rp246 billion and Rp229 billion, representing 1.88% and 1.79% of total plan assets as of December 31, 2020 and 2021, respectively.

The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp768 billion and Rp329 billion for the years ended December 31, 2020 and 2021, respectively.

The movements of the projected post-employment health care benefit obligation for the years ended December 31, 2020 and 2021 are as follow:

	2020	2021
Projected post-employment health care benefit obligation at beginning of year	996	1,407
Net periodic post-employment health care benefit costs	253	263
Actuarial (gain) losses recognized in OCI	96	(1,394)
Return on plan assets (excluding amount included in net interest expense)	62	362
Projected post-employment health care benefit obligation at end of year	1,407	638

The components of net periodic post-employment health care benefit cost for the years ended December 31, 2019, 2020, and 2021 are as follow:

	2019	2020	2021
Plan administration costs	150	174	168
Net interest costs	17	79	95
Net periodic post-employment health care benefit cost	167	253	263

Amounts recognized in OCI for the years ended December 31, 2019, 2020 and 2021 are as follow:

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	810	(1,680)	(105)
Changes in financial assumptions	1,190	1,800	(1,289)
Changes in demographic assumptions	(1,095)	(24)	—
Return on plan assets (excluding amount included in net interest expense)	(271)	62	362
Net	634	158	(1,032)

The actuarial valuation for the post-employment health care benefits plan was performed based on the measurement date as of December 31, 2019, 2020, and 2021, with reports dated April 20, 2020 and April 8, 2021 and March 24, 2022 respectively, by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2019, 2020 and 2021 are as follow:

	2019	2020	2021
Discount rate	8.00%	6.75%	7.50%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2019	2020	2021
Indonesian mortality table	2011	2019	2019

c.   Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP") and death allowance (Meninggal Dunia or "MD" allowance) is given to employees who have passed away with an amount of 12 times from the last salary.

The movements of the unfunded projected other post-employment benefit obligations for the years ended December 31, 2020 and 2021 are as follow:

	2020	2021
Projected other post-employment benefit obligations at beginning of year	366	367
Charged to profit or loss:
Service costs	4	7
Net interest costs	19	16
Past service costs	58	—
Actuarial (gain) losses recognized in OCI	15	(2)
Benefits paid by employer	(95)	(88)
Projected other post-employment benefits obligations at end of year	367	300

The components of the projected other post-employment benefit cost for the years ended December 31, 2019, 2020 and 2021 are as follow:

	2019	2020	2021
Current service costs	4	4	7
Net interest costs	29	19	16
Past service costs	—	58	—
Projected other post-employment benefit cost	33	81	23

Amounts recognized in OCI for the years ended December 31, 2019, 2020, and 2021 are as follow:

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjusments	(25)	(18)	13
Changes in demographic assumptions	20	16	—
Changes in financial assumptions	20	17	(15)
Total	15	15	(2)

The actuarial valuation for the other post-employment benefits plan was performed based on measurement date as of December 31, 2019, 2020 and 2021, with reports dated, April 20, 2020, April

8, 2021, and March 24, 2022, respectively, by KKA Santhi Devi and Ardianto Handoyo, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2019, 2020, and 2021, are as follow:

	2019	2020	2021
Discount rate	6.25%	5.00%	6.25%
Indonesian mortality table	2011	2019	2019

d.   Long service employee benefit

The Company provides long service employee benefit to employee hired before July 1, 2002 and have a service period of more than 30 years and retired after September 19, 2019. Total obligation recognized as of December 31, 2020 and 2021 amounted to Rp53 billion and Rp4 billion, respectively. The related long service employee benefits cost charged to expense amounted to Rp53 billion and Rp3 billion for the years ended December 31, 2020 and 2021, respectively.

e.   Obligation under the Labor Law

Under Law No. 13 Year 2003, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2020 and 2021 amounted to Rp777 billion and Rp926 billion, respectively. The related pension employee benefits cost charged to expense amounted to Rp136 billion, Rp258 billion, and Rp254 billion for the years ended December 31, 2019, 2020 and 2021, respectively (Note 26). The actuarial (gain) losses recognized in OCI amounted to Rp107 billion, Rp(125) billion and Rp(42) billion for the years ended December 31, 2019, 2020 and 2021, respectively.

f.     Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2020 and 2021 are as follow:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
2020
Within next 10 years	18,913	—	1,061	3,795	5,649	417
Within 10-20 years	21,775	—	94	10,620	6,778	102
Within 20-30 years	19,869	—	77	8,203	5,575	78
Within 30-40 years	14,599	—	20	1,035	2,479	4
Within 40-50 years	3,278	—	—	—	398	—
Within 50-60 years	378	—	—	—	6	—
Within 60-70 years	23	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—

Weighted average duration of DBO	10.48 years	10.48 years	5.76 years	11.00 years	15.14 years	7.21 years

2021
Within next 10 years	20,809	—	691	4,224	5,959	357
Within 10-20 years	23,096	—	92	10,849	6,697	121
Within 20-30 years	21,308	—	85	8,385	5,117	92
Within 30-40 years	16,537	—	17	901	2,025	5
Within 40-50 years	3,965	—	—	—	259	—
Within 50-60 years	2,803	—	—	—	1	—
Within 60-70 years	16	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—

Weighted average duration of DBO	10.50 years	10.50 years	5.75 years	10.30 years	14.13 years	4.88 years

g.    Sensitivity Analysis

As of December 31, 2020, and 2021, 1% change in discount rate and rate of compensation would have effect on DBO, as follow:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2020
Funded:
Defined pension benefit obligation	(2,305)	2,754	1,733	(1,547)
Unfunded	(36)	28	30	(39)
Telkomsel	(471)	507	494	(463)
Post-employment health care benefits	(1,807)	2,339	2,248	(1,844)
Other post-employment benefits	(15)	17	—	—

2021
Funded:
Defined pension benefit obligation	(2,040)	2,419	1,571	(1,439)
Unfunded	(27)	30	33	(30)
Telkomsel	(434)	465	455	(429)
Post-employment health care benefits	(1,605)	1,964	1,985	(1,686)
Other post-employment benefits	(13)	14	—	—

The sensitivity analysis has been determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.